Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense	$ (738)	$ (229)	$ (2,244)	$ (760)	$ 1,031	$ 794
Overseas travel [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense					72	16
Rent and office maintenance [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense					53	27
Payroll and benefits [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense					300	343
Professional services and consultation [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense					472	303
Taxes and tolls [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense					46	31
Director salary and insurance [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense					63	63
Others [Member]
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
General and Administrative Expense					$ 25	$ 11